Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (8,665,380)	$ (7,251,175)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,825	4,025
Provision for credit losses on accounts receivable	(2,191)	(68,285)
Non-cash share issuance for marketing expenses	175,334
Non-cash settlement of GEM commitment fee	200,000
Amortization of operating lease right-of-use assets	87,579	86,320
Stock based compensation expense	665,409	620,987
Gain on extinguishment of liability	(527,980)
Loss on debt issuance	171,000
Change in fair value of convertible promissory notes	578,000
Changes in operating assets and liabilities:
Accounts receivable	81,079	27,168
Prepaid expenses and other current assets	(180,343)	(93,137)
Deferred offering costs		(427,664)
Accounts payable	2,989,940	1,218,775
Deferred revenue	108,142	32,124
Accrued expenses	(123,399)	(336,332)
Operating lease liabilities	(152,335)	(138,804)
Earnout liability	(22,274)	(200,000)
Net cash used in operating activities	(3,812,695)	(4,046,650)
Cash flows from financing activities:
Payment of GEM commitment fee	(1,200,000)
Repayment of convertible notes (Yorkville)	(750,000)
Proceeds received for exercise of Pre-Funded warrants	866
Proceeds from issuance of common stock	1,854,818	13,362
Net cash provided by financing activities	2,190,724	3,446,362
Net decrease in cash	(1,621,971)	(600,288)
Cash at beginning of period	2,093,718	1,023,499
Cash at end of period	471,747	423,211
Supplemental disclosure of cash flow information:
Cash paid for interest	158,518	313,813
Cash paid for taxes	5,075	8,825
Non-cash investing and financing activities
Shares issued to Roth for advisory fee	278,833
Shares issued to GEM	400,000
Shares issued for marketing expenses	334,772
Settlement of GEM commitment fee	200,000
Shares issued to Yorkville for commitment fee	500,000
Shares issued to Yorkville for redemption premium	115,800
Shares issued for exercise of Pre-Funded warrants	866
Issuance of convertible promissory note - GEM	1,000,000
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash share issuance for Yorkville redemption premium	80,760
Non-cash interest expense - related party	596,693	471,076
Amortization of debt discount and issuance costs - related party	68,459	272,670
Change in fair value of warrant liability - related party	(562,000)
Change in fair value of simple agreement for future equity - related party		91,443
Change in fair value of bifurcated embedded derivative liabilities - related party		(162,228)
Cash flows from financing activities:
Proceeds from Yorkville redemption premium	35,040
Proceeds from issuance of convertible notes, net of issuance costs - related party	2,250,000	850,000
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense - related party	175,517	214,830
Amortization of debt discount and issuance costs - related party	787,470	719,913
Change in fair value of warrant liability - related party	(345,000)
Change in fair value of simple agreement for future equity - related party		1,212,557
Change in fair value of bifurcated embedded derivative liabilities		(162,228)
Change in fair value of bifurcated embedded derivative liabilities - related party		(340,913)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance costs - related party		2,583,000
Non-cash investing and financing activities
Conversion of convertible notes - related party	2,540,091
Yorkville [Member]
Non-cash investing and financing activities
Conversion of convertible notes - related party	$ 2,002,000